Inventories (Tables)	12 Months Ended
Dec. 31, 2023
Inventories [Abstract]
Schedule of Inventories
	As at December 31,
	2023	2022
Raw materials	-	-
Merchandised goods	-	483,384
Provision for obsolete inventories	-	(38,833)
	-	444,551